As filed with the Securities and Exchange Commission on December 12, 2025
1933 Act Registration No. 333-281743
1940 Act Registration No. 811-08579
CIK No. 0001051932

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 174
Lincoln Life Flexible Premium Variable Life Account R
(Exact Name of Registrant)
Lincoln AssetEdge® SVUL
Lincoln AssetEdge® SVUL - No Indexed Accounts
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Brittany S. Speas
The Lincoln National Life Insurance Company
1301 South Harrison Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2024 was filed March 26, 2025.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2025 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2025 pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
/ /
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account R

Lincoln AssetEdge® SVUL
Lincoln AssetEdge® SVUL – No Indexed Accounts

Supplement dated December 12, 2025 to the Prospectus dated May 1, 2025

This supplement to the prospectus for your individual variable life policy describes a revision to the Policy Loans section.  All other provisions in your prospectus remain unchanged.

Description of Changes

The following describes a change that is being incorporated into your prospectus:

POLICY LOANS – The last sentence has been added to the first paragraph:

Your Policy permits you to borrow against its Surrender Value in the form of two loan options: a Fixed Loan or a Participating Loan. Only one of these loan options is available at any given time. When requesting a loan, you choose either the Fixed Loan or Participating Loan option. If there is an existing loan, any new loan will be the same option unless you request to switch loan options for both the existing and new loans.  In the state of Montana, if the Policy has Surrender Value and is in force, no policy loan, whether initial or additional, is permitted until the beginning of the fourth Policy Year.

Please keep this supplement for future reference.

Part A
The Prospectus for the Lincoln AssetEdge® SVUL and Lincoln AssetEdge® SVUL - No Indexed Accounts variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-281743) filed on April 10, 2025, and to the definitive 497 Filing filed on May 1, 2025.
Part B
The Statement of Additional Information for the Lincoln AssetEdge® SVUL and Lincoln AssetEdge® SVUL - No Indexed Accounts variable life insurance contract, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account R, is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-281743) filed on April 10, 2025, and to the definitive 497 Filing filed on May 1, 2025.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-43107) filed on December 23, 1997.
(b)
Not applicable.
(c)
(1)
Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)
Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(b)
Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)
Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 31 on Form N-4 (File No. 333-181617) filed on December 13, 2024.
(d)
(1)
Policy (24-SVUL618) incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(2)
Policy (24-SVUL619) incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(3)
Policy Specifications (24-SVUL618-1) incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(4)
Policy Specifications (24-SVUL619-1) incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(5)
Policy Specifications with Riders and Endorsement Data (24-SVUL618-1) incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(6)
Indexed Account Option Specifications (22-1CIAOPS-1) incorporated by reference to Registration Statement on Form N-4 (File No. 333-259409) filed on September 9, 2021.
(7)
Indexed Account Option Specifications (22-1FIAOPS-1) incorporated by reference to Registration Statement on Form N-4 (File No. 333-259409) filed on September 9, 2021.
(8)
Indexed Account Option Specifications (22-1FIA2OPS-1) incorporated by reference to Registration Statement on Form N-4 (File No. 333-259409) filed on September 9, 2021.
(9)
Indexed Account Option Specifications (22-1PIAOPS-1) incorporated by reference to Registration Statement on Form N-4 (File No. 333-259409) filed on September 9, 2021.
(10)
Enhanced Overloan Protection Endorsement—Policy Form ICC24END-7120JS incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on April 10, 2025.
(11)
Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness—Policy Form ICC24-SLAABR-7122 incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on April 10, 2025.
(12)
Accelerated Death Benefits Rider for Terminal Illness—Policy Form ICC24TIABR-7123 incorporated by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on April 10, 2025.
(13)
Enhanced Allocation Rider – 22LEAR-7100 incorporated by reference to Registration Statement on Form N-4 (File No. 333-259409) filed on September 9, 2021.
(e)
Application ICC21LFF12218 incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-281743) filed on August 23, 2024.
(f)
(1)
Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.

(2)
Bylaws of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(h)
Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)
AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(4)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(5)
Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(6)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(7)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(8)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(a)
third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(9)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(10)
MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(11)
Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)
Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(12)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)
Not applicable.
(k)
Opinion and Consent of Brittany S. Speas, Esquire incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-281743) filed on December 9, 2024.
(l)
Not applicable.

(m)
Not applicable.
(n)
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(o)
Not applicable.
(p)
Not applicable.
(q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 46 on Form N-6 (File No. 333-125790) filed on April 8, 2025.
(r)
Not applicable.
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
John G. Morriss*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart filed herein.
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
Vacant	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account R, has duly caused this Post-Effective Amendment No.: 2 to the Registration Statement on Form N-6 (File No. 333-281743; 811-08579; CIK: 0001051932) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 2nd day of December, 2025 at 11:32 am.

Lincoln Life Flexible Premium Variable Life Account R
(Registrant)

/s/Brandon T. Considine
By _________________________________
Brandon T. Considine
Vice President, Life Business Development Mgt.
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

          /s/Brandon T. Considine
By _________________________________
Brandon T. Considine
Vice President, Life Business Development Mgt.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 2 to the Registration Statement on Form N-6 (File No. 333-281743; 811-08579; CIK: 0001051932) has been signed below on December 2, 2025 at 11:32 am by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title
/s/Ellen G. Cooper* _____________________________ Ellen G. Cooper	President and Director
/s/Christopher M. Neczypor* _____________________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director
/s/Craig T. Beazer* _____________________________ Craig T. Beazer	Executive Vice President, General Counsel and Director
/s/Eric B. Wilmer* _____________________________ Eric B. Wilmer	Assistant Vice President and Director
/s/John G. Morriss* _____________________________ John G. Morriss	Executive Vice President, Chief Investment Officer and Director
/s/Adam M. Cohen* _____________________________ Adam M. Cohen	Senior Vice President and Chief Accounting Officer

/s/Brittany S. Speas
* By ________________________________________
Brittany S. Speas
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement